Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.37%
FHLMC	2.00%	10-1-2051	$43,642,048	$33,850,532
FHLMC	2.00	1-1-2052	11,329,015	8,771,136
FHLMC	2.50	8-1-2037	5,299,313	4,763,198
FHLMC	2.50	9-1-2050	9,899,524	8,011,528
FHLMC	2.50	6-1-2051	110,790,180	89,651,785
FHLMC	2.50	11-1-2051	9,840,257	8,071,933
FHLMC	2.50	12-1-2050	27,257,295	22,024,565
FHLMC	3.00	9-1-2034	279,556	258,798
FHLMC	3.00	6-1-2050	499,814	429,929
FHLMC	3.00	7-1-2050	1,513,530	1,301,595
FHLMC	3.00	8-1-2050	2,096,321	1,790,931
FHLMC	3.00	11-1-2050	26,996,862	22,884,485
FHLMC	3.00	3-1-2052	251,771	213,505
FHLMC	3.00	5-1-2052	20,271,081	17,066,146
FHLMC	3.00	6-1-2053	17,343,440	14,621,110
FHLMC	3.50	12-1-2045	916,735	823,856
FHLMC	3.50	5-1-2052	100,024	88,253
FHLMC	3.50	12-1-2052	8,176,967	7,171,087
FHLMC	4.00	6-1-2037	2,667,071	2,558,840
FHLMC	4.00	4-1-2038	16,460,021	15,792,064
FHLMC	4.00	6-1-2044	561,667	521,146
FHLMC	4.00	5-1-2049	946,449	869,355
FHLMC	4.00	8-1-2052	7,793,916	7,082,254
FHLMC	4.50	5-1-2053	13,186,507	12,353,321
FHLMC	4.50	6-1-2053	15,605,112	14,614,063
FHLMC	5.00	6-1-2036	73,541	72,733
FHLMC	5.00	8-1-2040	75,908	74,813
FHLMC	5.00	7-1-2052	21,039,092	20,278,219
FHLMC	5.00	11-1-2052	17,677,922	17,038,156
FHLMC	5.00	5-1-2053	13,549,184	13,044,742
FHLMC	5.00	12-1-2053	12,861,582	12,379,612
FHLMC	5.50	8-1-2038	19,552	19,648
FHLMC	5.50	12-1-2038	153,290	154,045
FHLMC	5.50	6-1-2040	262,302	262,562
FHLMC	5.50	11-1-2052	109,604	108,209
FHLMC	5.50	3-1-2053	74,996,179	73,925,114
FHLMC	5.50	9-1-2053	21,689,161	21,396,150
FHLMC	5.50	1-1-2054	36,560,991	35,971,530
FHLMC	6.00	5-1-2054	40,634,414	40,692,446
FHLMC	8.00	2-1-2030	47	48
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	823,318	821,242
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.43	7-25-2043	25,286	23,404
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.95	10-25-2043	111,384	87,890
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	114,232	98,704
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT1Y+1.33%)±	5.62%	1-1-2036	$4,046	$4,039
FNMA	2.00	5-1-2051	28,976,471	22,465,374
FNMA	2.00	8-1-2051	11,338,890	8,791,435
FNMA	2.00	10-1-2051	60,583,649	46,934,646
FNMA	2.00	12-1-2051	10,187,631	7,883,131
FNMA	2.00	1-1-2052	52,290,141	40,476,076
FNMA	2.00	2-1-2052	34,085,987	26,426,688
FNMA%%	2.00	6-15-2054	48,965,000	37,767,427
FNMA	2.50	5-1-2037	20,066,163	18,036,034
FNMA	2.50	12-1-2050	19,034,918	15,431,923
FNMA	2.50	7-1-2051	15,656,556	12,651,464
FNMA	2.50	10-1-2051	56,918,002	45,992,520
FNMA	2.50	12-1-2051	35,853,157	29,003,764
FNMA	2.50	1-1-2052	10,446,207	8,471,091
FNMA	2.50	5-1-2051	31,677,114	25,610,628
FNMA	3.00	11-1-2045	500,151	432,941
FNMA	3.00	12-1-2045	1,287,579	1,115,164
FNMA	3.00	12-1-2046	669,820	576,075
FNMA	3.00	8-1-2050	1,798,258	1,527,957
FNMA	3.00	10-1-2051	23,058,755	19,584,191
FNMA	3.00	11-1-2051	36,386,004	30,782,793
FNMA	3.00	1-1-2052	8,097,856	6,816,913
FNMA	3.00	2-1-2052	7,726,345	6,553,194
FNMA%%	3.00	6-15-2054	505,000	424,590
FNMA	3.00	6-1-2052	20,765,162	17,492,531
FNMA	3.48	3-1-2029	917,321	863,535
FNMA	3.50	12-1-2037	16,006,037	15,047,296
FNMA%%	3.50	6-15-2039	13,215,000	12,421,068
FNMA	3.50	10-1-2043	467,036	420,472
FNMA	3.50	4-1-2045	72,230	64,880
FNMA	3.50	8-1-2045	1,106,289	993,711
FNMA	3.50	3-1-2048	2,331,267	2,081,666
FNMA	3.50	5-1-2052	10,497,118	9,211,714
FNMA	3.50	6-1-2052	56,971,944	49,994,067
FNMA%%	3.50	6-15-2054	15,235,000	13,356,518
FNMA	3.50	2-1-2053	16,744,606	14,684,681
FNMA	3.62	3-1-2029	429,482	406,566
FNMA	4.00	8-1-2037	5,742,622	5,511,541
FNMA	4.00	9-1-2037	4,971,053	4,786,579
FNMA	4.00	1-1-2038	5,068,620	4,862,932
FNMA	4.00	2-1-2046	129,667	120,425
FNMA	4.00	4-1-2046	734,692	682,406
FNMA	4.00	6-1-2048	784,478	720,837
FNMA	4.00	2-1-2050	1,055,761	972,125
FNMA	4.00	10-1-2052	50,901,447	46,242,880
FNMA%%	4.00	6-15-2054	14,010,000	12,713,412
FNMA	4.00	6-1-2052	5,598,059	5,090,128
FNMA	4.00	9-1-2053	12,895,863	11,706,913
See accompanying notes to portfolio of investments
2 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.50%	11-1-2048	$737,517	$701,246
FNMA	4.50	6-1-2052	41,474,183	38,841,805
FNMA	4.50	9-1-2052	46,902,189	43,976,866
FNMA	4.50	11-1-2052	17,892,016	16,756,434
FNMA	4.50	4-1-2053	9,214,345	8,632,324
FNMA	4.50	7-1-2052	269,132	252,050
FNMA	5.00	2-1-2036	8,580	8,472
FNMA	5.00	6-1-2040	24,394	24,022
FNMA	5.00	8-1-2040	519,640	508,164
FNMA	5.00	3-1-2053	7,181,281	6,929,028
FNMA	5.50	8-1-2034	32,172	32,286
FNMA	5.50	2-1-2035	9,474	9,507
FNMA	5.50	8-1-2038	211,523	211,675
FNMA	5.50	2-1-2053	42,782,435	42,202,277
FNMA	5.50	6-1-2053	12,961,730	12,764,423
FNMA	6.00	10-1-2037	195,490	199,590
FNMA	6.00	11-1-2037	10,200	10,414
FNMA	6.50	7-1-2036	9,786	10,131
FNMA	6.50	11-1-2036	1,674	1,717
FNMA	7.00	7-1-2036	4,685	4,813
FNMA	7.00	11-1-2037	2,639	2,659
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.47	11-1-2038	9,409	9,684
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.55	8-1-2036	195,554	200,922
FNMA (RFUCCT1Y+1.61%)±	7.25	3-1-2046	204,303	207,961
FNMA (RFUCCT1Y+1.61%)±	7.31	5-1-2046	139,008	141,994
FNMA (RFUCCT1Y+1.73%)±	5.98	9-1-2036	5,469	5,492
FNMA (RFUCCT1Y+1.81%)±	6.03	8-1-2036	15,892	16,383
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,346	3,450
FNMA Series 2003-W14 Class 2A±±	4.67	1-25-2043	97,250	92,509
FNMA Series 2003-W8 Class 4A±±	4.55	11-25-2042	57,017	54,364
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	579,689	571,241
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	189,445	194,074
FNMA Series 2005-W4 Class 3A±±	4.31	6-25-2045	25,936	25,073
GNMA	2.00	1-20-2052	14,520,997	11,652,315
GNMA	2.00	3-20-2052	33,400,936	26,797,984
GNMA	2.50	12-20-2051	12,472,965	10,398,770
GNMA	2.50	3-20-2052	14,849,080	12,380,047
GNMA	2.50	4-20-2052	20,184,361	16,828,159
GNMA%%	2.50	6-15-2054	15,260,000	12,718,333
GNMA	2.50	8-20-2051	42,824,629	35,703,487
GNMA	2.50	9-20-2051	18,614,926	15,519,456
GNMA	3.00	11-20-2045	1,024,134	901,080
GNMA	3.00	4-20-2051	4,675,274	4,050,489
GNMA	3.00	4-20-2052	11,063,865	9,558,771
GNMA	3.00	5-20-2052	54,445,223	47,038,657
GNMA	3.00	6-20-2052	5,873,317	5,074,330
GNMA	3.50	9-20-2047	574,127	517,728
GNMA	3.50	12-20-2047	1,236,245	1,114,762
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	3.50%	8-20-2052	$13,172,052	$11,755,627
GNMA%%	3.50	6-15-2054	14,230,000	12,697,779
GNMA	3.50	5-20-2052	5,438,157	4,853,392
GNMA	3.50	9-20-2052	20,177,597	18,007,806
GNMA	4.00	12-20-2047	669,463	624,182
GNMA	4.00	11-20-2052	13,165,518	12,102,930
GNMA	4.50	8-20-2049	225,382	214,763
GNMA	4.50	7-20-2052	11,085,309	10,493,004
GNMA	4.50	9-20-2052	7,263,615	6,872,513
GNMA	4.50	3-20-2053	18,050,378	17,074,187
GNMA	5.00	7-20-2040	180,599	179,853
GNMA	5.00	9-20-2052	8,738,792	8,489,370
GNMA	5.00	6-20-2053	15,805,821	15,346,256
GNMA%%	5.00	6-15-2054	13,150,000	12,762,367
GNMA	5.00	4-20-2053	5,231,575	5,079,418
GNMA	5.00	8-20-2053	8,422,354	8,175,301
GNMA	5.50	12-20-2052	15,235,098	15,121,756
GNMA	5.50	4-20-2053	17,285,666	17,157,088
GNMA%%	5.50	6-15-2054	36,365,000	36,071,377
GNMA%%	6.00	6-15-2054	154,310,000	155,254,782
GNMA%%	6.50	6-15-2054	15,865,000	16,103,806
GNMA	7.50	12-15-2029	196	196
GNMA Series 2008-22 Class XMƒ±±	1.31	2-16-2050	276,575	3,440
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	19,410,000	14,619,171
Total agency securities (Cost $2,018,182,641)				1,959,161,405
Asset-backed securities: 10.25%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	4,928,443	4,954,721
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	21,936,432	22,398,150
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	10,966,000	10,035,870
Apidos CLO XXXI Ltd. Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.69	4-15-2031	3,000,000	3,001,386
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	14,495,000	13,983,940
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	983,735
Bain Capital Credit CLO Ltd. Series 2020-2A Class BR (U.S. SOFR 3 Month+1.96%)144A±	7.29	7-19-2034	1,425,000	1,428,484
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	10,315,084	10,149,836
BDS Ltd. Series 2021-FL9 Class B (U.S. SOFR 1 Month+1.81%)144A±	7.13	11-16-2038	5,475,000	5,285,876
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	5,945,988
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	2,856,481	2,866,103
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,165,088
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,388,678
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	18,878,737	17,885,433
See accompanying notes to portfolio of investments
4 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05%	7-15-2027	$5,040,000	$5,027,862
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.58	8-19-2038	4,185,239	4,127,541
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	6,251,650	5,662,327
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	8.94	4-20-2034	1,500,000	1,493,187
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	5,750,000	5,491,151
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	8,990,000	9,098,860
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79	12-26-2051	1,400,000	1,272,873
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	323,731
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	567,311	558,469
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	11,350,000	10,740,323
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,057,500	11,803,952
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	2,827,500	2,455,559
Dryden 72 CLO Ltd. Series 2019-72A Class CR (U.S. SOFR 3 Month+2.11%)144A±	7.43	5-15-2032	3,550,000	3,556,608
DT Auto Owner Trust Series 2021-1A Class C144A	0.84	10-15-2026	536,086	534,198
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	6.44	1-27-2070	2,416,689	2,410,178
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.24	10-25-2056	358,235	355,154
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,206,790
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	12,417,603	12,352,465
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	8,717,450	8,787,509
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	4,632,800	4,675,457
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,339,787	1,227,592
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,168,778
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	7,864,061
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	5,365,000	5,532,721
Flagship Credit Auto Trust Series 2022-2 Class B144A	4.76	5-17-2027	5,999,000	5,932,381
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	9,615,000	8,817,188
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	8,767,559	8,814,371
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	6,890,597	6,899,875
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.23	11-16-2036	3,000,000	2,955,076
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	7,525,000	7,444,530
Gracie Point International Funding Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.95	9-1-2026	7,076,000	7,188,631
Hertz Vehicle Financing III LLC Series 2022-1A Class B144A	2.19	6-25-2026	2,450,000	2,357,880
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,663,183
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	10,780,000	10,586,204
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,614,848
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	8.04	10-20-2034	4,400,000	4,392,718
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	9,183,785	9,106,730
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Lendmark Funding Trust Series 2021-1A Class A144A	1.90%	11-20-2031	$2,065,000	$1,883,362
Mercury Financial Credit Card Master Trust Series 2023-1A Class A144A	8.04	9-20-2027	7,000,000	7,050,289
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	6.67	2-19-2037	6,296,312	6,245,155
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.52	2-19-2037	8,750,000	8,445,736
MF1 Multifamily Housing Mortgage Loan Trust Series 2021- FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.28	7-15-2036	2,250,668	2,238,712
MNR ABS Issuer I LLC♦‡	8.12	12-15-2038	8,490,064	8,563,079
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	22,200,000	22,301,010
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,760,000	6,912,459
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,386,500	4,924,294
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11	11-20-2050	3,325,000	3,036,022
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,916,792	4,444,995
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	53,660	53,311
Octane Receivables Trust Series 2021-1A Class B144A	1.53	4-20-2027	3,000,000	2,922,083
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	2,423,312	2,412,481
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	1,788,515	1,788,543
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,038,637
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	1,220,000	1,135,710
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,035,000	8,997,231
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	2,299,927	2,257,256
Pagaya AI Debt Selection Trust Series 2023-1 Class A144A	7.56	7-15-2030	3,465,015	3,478,285
Pagaya AI Debt Selection Trust Series 2023-5 Class B144A	7.63	4-15-2031	1,799,985	1,814,878
Pagaya AI Debt Selection Trust Series 2023-6 Class B144A	7.46	6-16-2031	8,692,770	8,732,180
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	9.04	7-15-2034	8,500,000	8,405,653
Pawnee Equipment Receivables LLC Series 2021-1 Class A2144A	1.10	7-15-2027	315,285	311,665
PFS Financing Corp. Series 2022-C Class B144A	4.39	5-15-2027	11,913,000	11,729,256
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,557,332
PRET LLC Series 2024-NPL3 Class A1144A	7.52	4-27-2054	5,497,000	5,504,749
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	5,985,000	6,251,690
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	16,025,115	16,198,390
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	7,263,832	7,238,202
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	7,345,000	7,057,631
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	9,858,593	9,926,590
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class A144A±±	6.72	11-25-2053	9,777,080	9,869,377
See accompanying notes to portfolio of investments
6 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Santander Drive Auto Receivables Trust Series 2020-2 Class D	2.22%	9-15-2026	$269,440	$268,597
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	4,114,687	3,909,712
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	4,578,795	4,282,077
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	5,555,274
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	7,840,000	7,831,308
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,760,820	2,302,337
Sesac Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,344,125	2,328,795
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.28	12-17-2068	3,318,091	3,311,071
Sound Point CLO Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.14	4-15-2030	10,340,000	10,345,415
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,872,061	1,704,914
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,497,370
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.67	11-15-2038	1,100,000	1,079,647
STORE Master Funding LLC Series 2023-1A Class A1144A	6.19	6-20-2053	6,965,000	7,042,458
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	4,876,901
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	399,760
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	20,000,000	19,514,016
Towd Point HE Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	9,206,308	9,192,179
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,751,338
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	6.97	2-15-2039	1,252,400	1,243,789
Vantage Data Centers Issuer LLC Series 2020-1A Class A2144A	1.65	9-15-2045	7,340,000	6,910,009
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	7.19	1-15-2031	250,000	250,189
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	534,874	442,155
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	6,857,811	6,536,657
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	3,584,415	3,244,764
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	8.24	7-15-2029	7,450,000	7,456,749
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,784,700	4,205,132
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	29,025,000	29,428,677
Total asset-backed securities (Cost $668,106,041)				661,611,782
Corporate bonds and notes: 20.63%
Basic materials: 0.24%
Chemicals: 0.17%
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	12,640,000	8,283,860
Westlake Corp.	1.63	7-17-2029	2,750,000	2,645,728
				10,929,588
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mining: 0.07%
Glencore Funding LLC144A	3.38%	9-23-2051	$6,500,000	$4,284,380
Communications: 1.47%
Internet: 0.31%
Booking Holdings, Inc.	4.13	5-12-2033	2,500,000	2,766,388
Booking Holdings, Inc.	4.75	11-15-2034	6,000,000	6,943,934
MercadoLibre, Inc.	3.13	1-14-2031	12,050,000	10,180,934
				19,891,256
Media: 0.82%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	12,000,000	8,941,076
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	9,860,000	5,805,713
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	5,910,000	3,709,052
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	11,000,000	7,159,655
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	10,853,000	10,864,858
CSC Holdings LLC144A	11.25	5-15-2028	6,000,000	4,841,280
Sirius XM Radio, Inc.144A	5.50	7-1-2029	5,995,000	5,567,947
Time Warner Cable LLC	5.50	9-1-2041	7,605,000	6,360,551
				53,250,132
Telecommunications: 0.34%
AT&T, Inc.	3.55	9-15-2055	13,330,000	8,950,650
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	982,500	975,346
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	11,920,000	11,849,388
				21,775,384
Consumer, cyclical: 2.66%
Airlines: 0.33%
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	4,865,388	4,495,484
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,945,437	2,665,004
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	11,298,950	11,309,763
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	2,900,000	2,909,254
				21,379,505
Apparel: 0.51%
Michael Kors USA, Inc.144A	4.25	11-1-2024	9,164,000	9,056,710
Tapestry, Inc.	7.85	11-27-2033	15,239,000	16,063,888
VF Corp.	2.95	4-23-2030	10,000,000	8,083,001
				33,203,599
See accompanying notes to portfolio of investments
8 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.99%
Daimler Truck Finance North America LLC144A	5.13%	1-19-2028	$22,555,000	$22,407,327
Ford Motor Co.	3.25	2-12-2032	11,585,000	9,521,915
Ford Motor Credit Co. LLC	4.00	11-13-2030	8,000,000	7,091,238
General Motors Financial Co., Inc.	5.85	4-6-2030	7,520,000	7,583,725
Hyundai Capital America144A	1.30	1-8-2026	4,205,000	3,925,750
Hyundai Capital America144A	5.30	3-19-2027	3,835,000	3,818,834
Hyundai Capital America144A	5.30	1-8-2029	7,705,000	7,640,449
Hyundai Capital America144A	5.65	6-26-2026	2,085,000	2,085,031
				64,074,269
Entertainment: 0.22%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	653,545
Warnermedia Holdings, Inc.	4.28	3-15-2032	10,980,000	9,609,781
Warnermedia Holdings, Inc.	5.14	3-15-2052	5,135,000	4,053,614
				14,316,940
Home builders: 0.03%
KB Home	4.80	11-15-2029	2,000,000	1,869,851
Lodging: 0.15%
Las Vegas Sands Corp.	6.20	8-15-2034	9,370,000	9,442,060
Retail: 0.22%
Kohl’s Corp.	4.63	5-1-2031	5,025,000	4,052,311
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	6,750,000	6,434,513
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	4,145,000	3,849,479
				14,336,303
Toys/games/hobbies: 0.21%
Mattel, Inc.144A	5.88	12-15-2027	13,376,000	13,327,112
Consumer, non-cyclical: 1.84%
Agriculture: 0.30%
Altria Group, Inc.	1.70	6-15-2025	2,000,000	2,121,760
BAT Capital Corp.	4.76	9-6-2049	3,260,000	2,584,480
Philip Morris International, Inc.	5.25	2-13-2034	14,250,000	13,957,057
Reynolds American, Inc.	7.00	8-4-2041	450,000	471,888
				19,135,185
Biotechnology: 0.02%
Amgen, Inc.	5.75	3-2-2063	1,485,000	1,462,165
Commercial services: 0.72%
CoreCivic, Inc.	8.25	4-15-2029	2,000,000	2,088,579
Equifax, Inc.	5.10	12-15-2027	13,252,000	13,141,029
GEO Group, Inc.144A	8.63	4-15-2029	2,190,000	2,254,179
GEO Group, Inc.144A	10.25	4-15-2031	1,135,000	1,194,488
Global Payments, Inc.	5.95	8-15-2052	12,420,000	12,018,915
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	1,425,000	1,059,751
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 9

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Sabre Global, Inc.144A	11.25%	12-15-2027	$8,645,000	$8,403,290
Upbound Group, Inc.144A	6.38	2-15-2029	6,200,000	5,978,489
				46,138,720
Healthcare-products: 0.38%
Danaher Corp.	2.50	3-30-2030	15,000,000	15,366,611
Dentsply Sirona, Inc.	3.25	6-1-2030	10,640,000	9,268,853
				24,635,464
Pharmaceuticals: 0.42%
Bristol-Myers Squibb Co.	5.65	2-22-2064	9,175,000	8,965,514
Cigna Group	5.25	2-15-2034	18,750,000	18,378,449
				27,343,963
Energy: 0.66%
Oil & gas: 0.14%
Apache Corp.	5.25	2-1-2042	8,550,000	7,336,458
Devon Energy Corp.	5.25	10-15-2027	1,587,000	1,577,980
				8,914,438
Pipelines: 0.52%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,721,718
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	6,325,000	6,195,611
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,434,190
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,189,744
Rockies Express Pipeline LLC144A	4.95	7-15-2029	1,975,000	1,829,330
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	950,315
Venture Global LNG, Inc.144A	9.50	2-1-2029	13,000,000	14,098,773
				33,419,681
Financial: 10.32%
Banks: 3.08%
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	14,400,000	12,135,953
Bank of America Corp. (U.S. SOFR+1.83%)±	4.57	4-27-2033	17,475,000	16,411,374
Bank of America Corp. (U.S. SOFR 3 Month+0.90%)±	2.02	2-13-2026	5,000,000	4,870,037
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,000,000	5,768,298
Bank of America Corp. Series N (U.S. SOFR+1.22%)±	2.65	3-11-2032	7,655,000	6,433,664
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	5,535,000	4,517,891
HSBC USA, Inc.	5.63	3-17-2025	3,585,000	3,586,038
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	7,000,000	6,185,188
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,000,000	4,994,347
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	13,965,000	13,505,267
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35	6-1-2034	9,060,000	8,987,457
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	3,165,000	2,938,013
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	6,850,000	5,625,452
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	12,120,000	9,556,040
See accompanying notes to portfolio of investments
10 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.59%)±	5.16%	4-20-2029	$8,000,000	$7,946,113
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	8,930,000	8,871,065
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	7,365,000	7,664,974
Morgan Stanley (U.S. SOFR+1.88%)±	5.42	7-21-2034	1,980,000	1,959,487
Morgan Stanley (U.S. SOFR+1.99%)±	2.19	4-28-2026	16,705,000	16,184,556
National Securities Clearing Corp.144A	5.00	5-30-2028	5,000,000	4,983,644
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	13,730,000	14,838,838
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	5,425,000	5,416,937
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	12,435,000	12,535,678
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	14,600,000	12,589,954
				198,506,265
Diversified financial services: 2.25%
Aircastle Ltd.144A	5.95	2-15-2029	25,015,000	24,972,606
Blackstone Holdings Finance Co. LLC144A	5.00	6-15-2044	1,015,000	922,783
Blackstone Holdings Finance Co. LLC144A	6.20	4-22-2033	14,485,000	15,111,042
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	20,785,000	21,496,756
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	6,494,444
Enact Holdings, Inc.144A	6.50	8-15-2025	24,613,000	24,791,444
LSEG U.S. Fin Corp.144A	5.30	3-28-2034	15,000,000	14,888,445
Private Export Funding Corp.144A	0.55	7-30-2024	29,766,000	29,537,404
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2026	5,630,000	4,921,992
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	840,709
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	857,542
				144,835,167
Insurance: 1.96%
Arthur J Gallagher & Co.	5.75	7-15-2054	4,500,000	4,372,436
Arthur J Gallagher & Co.	6.75	2-15-2054	4,895,000	5,386,203
Athene Global Funding	0.37	9-10-2026	5,600,000	5,609,242
Athene Global Funding144A	1.99	8-19-2028	8,880,000	7,694,252
Athene Global Funding144A	2.55	11-19-2030	3,000,000	2,497,029
Cincinnati Financial Corp.	6.13	11-1-2034	3,725,000	3,874,556
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	4,555,000	3,754,516
Hill City Funding Trust144A	4.05	8-15-2041	6,955,000	5,009,084
Lincoln National Corp.	4.35	3-1-2048	4,495,000	3,413,279
Lincoln National Corp.	5.85	3-15-2034	9,215,000	9,166,359
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	12,449,000	11,969,753
Metropolitan Life Global Funding I144A	5.15	3-28-2033	13,000,000	12,808,163
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	1,668,000	1,383,494
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	1,500,000	1,023,249
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	570,000	383,484
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	9,010,000	8,176,949
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 11

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13%	3-1-2052	$3,600,000	$3,343,504
Reinsurance Group of America, Inc.	6.00	9-15-2033	7,444,000	7,552,058
RGA Global Funding144A	6.00	11-21-2028	21,325,000	21,876,863
Sammons Financial Group, Inc.144A	4.75	4-8-2032	2,015,000	1,782,692
Transatlantic Holdings, Inc.	8.00	11-30-2039	4,329,000	5,416,278
				126,493,443
Investment Companies: 0.12%
Ares Capital Corp.	2.88	6-15-2028	8,550,000	7,599,634
Private equity: 0.05%
KKR Group Finance Co. III LLC144A	5.13	6-1-2044	2,390,000	2,163,342
KKR Group Finance Co. VIII LLC144A	3.50	8-25-2050	1,910,000	1,309,871
				3,473,213
Real estate: 0.14%
CBRE Services, Inc.	5.50	4-1-2029	9,190,000	9,182,935
REITS: 2.72%
Alexandria Real Estate Equities, Inc.	5.25	5-15-2036	10,000,000	9,586,194
Brandywine Operating Partnership LP	8.05	3-15-2028	7,370,000	7,599,620
EPR Properties	3.60	11-15-2031	10,220,000	8,486,206
EPR Properties	3.75	8-15-2029	4,643,000	4,132,018
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	10,000,000	8,298,545
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2030	3,655,000	3,311,617
GLP Capital LP/GLP Financing II, Inc.	6.75	12-1-2033	6,485,000	6,734,672
Invitation Homes Operating Partnership LP	5.45	8-15-2030	10,665,000	10,626,454
Iron Mountain, Inc.144A	4.50	2-15-2031	10,000,000	8,899,812
Omega Healthcare Investors, Inc.	3.38	2-1-2031	2,930,000	2,493,091
Omega Healthcare Investors, Inc.	3.63	10-1-2029	13,305,000	11,823,087
Omega Healthcare Investors, Inc.	4.75	1-15-2028	6,627,000	6,372,208
Piedmont Operating Partnership LP	2.75	4-1-2032	4,250,000	3,057,852
Piedmont Operating Partnership LP	9.25	7-20-2028	10,018,000	10,694,719
Realty Income Corp.	5.13	2-15-2034	19,359,000	18,737,123
Realty Income Corp.	5.13	7-6-2034	7,700,000	8,889,760
Sabra Health Care LP	5.13	8-15-2026	20,040,000	19,660,209
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	5,956,322
VICI Properties LP	6.13	4-1-2054	8,975,000	8,597,711
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	9,604,000	9,528,111
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	2,610,000	1,967,845
				175,453,176
Industrial: 0.53%
Aerospace/defense: 0.16%
Boeing Co.	5.81	5-1-2050	11,840,000	10,601,896
Building materials: 0.08%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	4,947,334
See accompanying notes to portfolio of investments
12 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.23%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00%	6-15-2027	$12,000,000	$11,733,157
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	3,000,000	2,893,175
				14,626,332
Trucking & leasing: 0.06%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.20	6-15-2030	4,000,000	4,143,388
Technology: 0.69%
Computers: 0.20%
Kyndryl Holdings, Inc.	2.05	10-15-2026	6,263,000	5,772,386
Kyndryl Holdings, Inc.	6.35	2-20-2034	6,615,000	6,803,191
				12,575,577
Semiconductors: 0.31%
Entegris, Inc.144A	4.75	4-15-2029	11,500,000	10,911,243
Intel Corp.	5.70	2-10-2053	9,550,000	9,342,915
				20,254,158
Software: 0.18%
Oracle Corp.	3.95	3-25-2051	16,180,000	11,919,604
Utilities: 2.22%
Electric: 2.05%
Appalachian Power Co.	5.65	4-1-2034	10,940,000	10,798,403
Basin Electric Power Cooperative144A	4.75	4-26-2047	2,315,000	1,995,672
Constellation Energy Generation LLC	6.50	10-1-2053	4,310,000	4,602,472
Duke Energy Corp.	3.10	6-15-2028	2,600,000	2,726,762
Duke Energy Corp.	3.85	6-15-2034	7,400,000	7,716,224
Duke Energy Indiana LLC	5.40	4-1-2053	5,000,000	4,735,531
Enel Finance America LLC144A	2.88	7-12-2041	11,439,000	7,547,189
Entergy Louisiana LLC	3.10	6-15-2041	5,190,000	3,746,928
Entergy Louisiana LLC	4.75	9-15-2052	9,575,000	8,229,363
Eversource Energy	5.50	1-1-2034	18,735,000	18,338,954
Indianapolis Power & Light Co.144A	5.70	4-1-2054	4,810,000	4,707,176
National Rural Utilities Cooperative Finance Corp.	5.80	1-15-2033	13,015,000	13,409,220
Oglethorpe Power Corp.	5.05	10-1-2048	1,060,000	925,115
Southern California Edison Co.	3.65	2-1-2050	1,600,000	1,141,925
Southern California Edison Co.	5.45	6-1-2031	10,740,000	10,775,782
Southern California Edison Co.	5.75	4-15-2054	8,880,000	8,746,038
Vistra Operations Co. LLC144A	3.70	1-30-2027	7,475,000	7,088,791
Vistra Operations Co. LLC144A	6.95	10-15-2033	14,345,000	15,280,964
				132,512,509
Gas: 0.17%
Southern California Gas Co.	5.75	6-1-2053	10,765,000	10,646,246
Total corporate bonds and notes (Cost $1,347,773,832)				1,330,900,872
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 13

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 4.58%
Communications: 0.64%
Media: 0.06%
Tele Columbus AG (PIK at 10%)144A¥	10.00%	1-1-2029	EUR	2,352,270	$1,704,139
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	2,500,000	2,261,650
					3,965,789
Telecommunications: 0.58%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,110,000	6,905,036
Eutelsat SA	1.50	10-13-2028	EUR	4,600,000	3,954,749
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	5,027,244
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	1,800,000	1,839,224
Tele2 AB	0.75	3-23-2031	EUR	5,400,000	4,934,499
Telecom Italia SpA	1.63	1-18-2029	EUR	7,200,000	6,769,594
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,428,298
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	6,000,000	6,770,708
					37,629,352
Consumer, cyclical: 0.71%
Auto manufacturers: 0.09%
Stellantis NV	2.00	3-20-2025	EUR	1,800,000	1,923,090
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	3,530,000	3,565,556
					5,488,646
Auto parts & equipment: 0.13%
Forvia SE	7.25	6-15-2026	EUR	2,262,000	2,564,927
Goodyear Europe BV	2.75	8-15-2028	EUR	6,009,000	5,858,902
					8,423,829
Entertainment: 0.49%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	5,990,000	6,421,882
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	2,000,000	2,286,090
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	4,640,000	5,278,879
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	6,885,000	8,010,747
International Game Technology PLC144A	3.50	6-15-2026	EUR	1,500,000	1,603,024
Universal Music Group NV	4.00	6-13-2031	EUR	7,300,000	8,009,837
					31,610,459
Consumer, non-cyclical: 0.60%
Agriculture: 0.08%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	5,131,940
Beverages: 0.06%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	4,000,000	4,045,932
Commercial services: 0.25%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	7,000,000	7,596,030
See accompanying notes to portfolio of investments
14 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Commercial services(continued)
Transurban Finance Co. Pty. Ltd.	4.23%	4-26-2033	EUR	6,000,000	$6,641,297
Verisure Holding AB144A	9.25	10-15-2027	EUR	1,525,000	1,753,585
					15,990,912
Food: 0.15%
Iceland Bondco PLC	10.88	12-15-2027	GBP	5,930,000	7,873,729
Sigma Holdco BV144A	5.75	5-15-2026	EUR	1,500,000	1,560,437
					9,434,166
Pharmaceuticals: 0.06%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	4,000,000	3,920,587
Energy: 0.23%
Oil & gas: 0.23%
Aker BP ASA	1.13	5-12-2029	EUR	4,000,000	3,797,942
BP Capital Markets PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.52%)ʊ±	3.25	3-22-2026	EUR	6,200,000	6,542,709
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	4,500,000	4,602,161
					14,942,812
Financial: 1.17%
Banks: 1.03%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	3,300,000	3,370,199
Banco BPM SpA	0.88	7-15-2026	EUR	4,500,000	4,605,472
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	5,100,000	5,813,649
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	2,800,000	3,199,251
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,341,970
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	7,000,000	7,838,321
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	6,715,440
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	11,000,000	11,696,833
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	5,693,028
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	5,900,000	6,669,066
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	5,750,356
					66,693,585
Diversified financial services: 0.07%
Sherwood Financing PLC	4.50	11-15-2026	EUR	4,778,000	4,485,514
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 15

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real estate: 0.07%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13%	12-2-2026	EUR	4,750,000	$4,483,389
Government securities: 0.14%
Multi-national: 0.14%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	10,350,000	8,787,680
Industrial: 0.46%
Engineering & construction: 0.33%
Bouygues SA	4.63	6-7-2032	EUR	9,400,000	10,793,277
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	7,800,000	7,198,787
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	3,800,000	3,618,534
					21,610,598
Machinery-diversified: 0.06%
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	9.11	7-15-2029	EUR	3,625,000	3,915,998
Packaging & containers: 0.07%
OI European Group BV	6.25	5-15-2028	EUR	3,750,000	4,221,195
Utilities: 0.63%
Electric: 0.32%
Enel Finance International NV	0.50	6-17-2030	EUR	4,000,000	3,653,155
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	3,180,000	3,583,300
RWE AG	2.75	5-24-2030	EUR	8,330,000	8,542,431
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	5,164,767
					20,943,653
Gas: 0.17%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	8,250,000	8,000,562
Snam SpA	0.63	6-30-2031	EUR	3,200,000	2,799,546
					10,800,108
Water: 0.14%
Thames Water Utilities Finance PLC	4.00	4-18-2027	EUR	5,400,000	5,075,943
Thames Water Utilities Finance PLC	4.38	1-18-2031	EUR	4,400,000	4,046,570
					9,122,513
Total foreign corporate bonds and notes (Cost $295,601,759)					295,648,657
Foreign government bonds: 2.82%
Australia: 0.33%
Australia	2.75	11-21-2028	AUD	34,135,000	21,494,317
Brazil: 0.90%
Brazil¤	0.00	7-1-2024	BRL	60,000,000	11,317,203
Brazil¤	0.00	10-1-2025	BRL	80,000,000	13,293,340
Brazil	10.00	1-1-2027	BRL	63,600,000	11,799,375
See accompanying notes to portfolio of investments
16 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Brazil(continued)
Brazil	10.00%	1-1-2025	BRL	8,600,000	$1,628,991
Brazil	10.00	1-1-2029	BRL	112,000,000	20,201,443
					58,240,352
Malaysia: 0.20%
Malaysia	3.88	3-14-2025	MYR	59,575,000	12,707,451
Spain: 0.77%
Spain¤	0.00	1-31-2028	EUR	51,120,000	49,588,148
United Kingdom: 0.62%
U.K. Gilts	3.25	1-31-2033	GBP	33,615,000	39,749,890
Total foreign government bonds (Cost $189,488,228)					181,780,158

	Shares
Investment companies: 0.32%
Exchange-traded funds: 0.32%
SPDR Portfolio High Yield Bond ETF	881,445	20,502,411
Total investment companies (Cost $19,999,987)		20,502,411

			Principal
Loans: 0.29%
Communications: 0.02%
Media: 0.02%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44	8-2-2027	$1,502,959	1,506,836
Consumer, cyclical: 0.06%
Airlines: 0.05%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.34	4-20-2028	1,266,400	1,314,422
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.73	6-21-2027	1,608,750	1,644,577
				2,958,999
Retail: 0.01%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.82	3-3-2028	900,000	812,412
Consumer, non-cyclical: 0.01%
Commercial services: 0.01%
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.86	9-1-2028	447,273	373,263
Financial: 0.20%
Insurance: 0.20%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	13,066,237	12,968,240
Total loans (Cost $18,781,120)				18,619,750
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 17

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.09%
Illinois: 0.06%
GO revenue: 0.03%
Will County Community High School District No. 210 Lincoln- Way CAB (AGM Insured)¤	0.00%	1-1-2025	$1,820,000	$1,775,942
Housing revenue: 0.03%
Metropolitan Pier & Exposition Authority (AGM Insured)¤	0.00	6-15-2026	1,975,000	1,824,332
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority Series B¤	0.00	12-15-2051	765,000	177,457
				3,777,731
Pennsylvania: 0.03%
Housing revenue: 0.03%
Commonwealth Financing Authority Pennsylvania Department of Education Series A	4.14	6-1-2038	1,995,000	1,812,909
Total municipal obligations (Cost $5,673,290)				5,590,640
Non-agency mortgage-backed securities: 6.24%
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.49	4-25-2045	607,989	519,328
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	741,391	687,726
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	1,085,000	1,114,169
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	10,030,000	10,239,509
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	12,626,476
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.44	5-15-2055	21,565,000	19,798,018
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	7,705,000	7,555,861
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	10,812,392
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	453,340	440,402
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	8.01	11-15-2028	13,250,000	13,266,574
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,394,319
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.33	10-15-2036	3,680,000	3,647,816
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	9,836,000	9,663,870
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	909,098
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	7.96	2-15-2041	10,995,000	10,991,564
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	274,255	270,550
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	962,038
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	5,567,141	5,090,510
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	1,223,040	1,138,589
CHNGE Mortgage Trust Series 2023-3 Class A1144A	7.10	7-25-2058	1,773,113	1,766,906
CHNGE Mortgage Trust Series 2023-4 Class A1144A	7.57	9-25-2058	6,282,877	6,330,608
COLT Mortgage Loan Trust Series 2022-7 Class A1144A	5.16	4-25-2067	5,333,020	5,232,590
See accompanying notes to portfolio of investments
18 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
COMM Mortgage Trust Series 2014-CR18 Class C±±	4.75%	7-15-2047	$3,258,600	$3,168,299
COMM Mortgage Trust Series 2015-3BP Class A144A	3.18	2-10-2035	7,295,000	6,614,576
CRSO Trust Series 2023±±	7.12	7-10-2040	17,995,000	18,608,120
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	547,256	482,498
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.80	4-25-2044	1,129,841	1,024,039
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	4,794,745	3,900,439
CSMLT Trust Series 2015-1 Class B4144A±±	3.81	5-25-2045	2,225,420	2,022,647
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	6.14	6-10-2037	13,810,000	13,805,216
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.60	6-10-2037	3,015,000	3,012,725
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	2,573,835	2,176,240
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A	3.50	4-25-2074	26,011,629	24,237,987
Financial Asset Securitization Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	3
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.19	1-25-2030	1,588,530	1,495,313
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,524,038	1,435,610
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	916,391
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.81	11-10-2052	500,000	415,531
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	155,247	141,119
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	13,550,296	12,736,586
Homeward Opportunities Fund Trust Series 2020-2 Class A2144A±±	2.64	5-25-2065	315,571	310,302
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	686,442	614,200
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,285,571	1,090,758
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	4,185,734	3,418,844
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.43	5-25-2067	17,223,000	14,131,162
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.61	11-15-2045	2,944,915	2,547,751
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.36	7-25-2043	3,616,907	2,625,014
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.41	6-25-2029	1,215,000	1,077,161
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	1,127,011	967,658
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.88	11-15-2038	9,384,959	9,355,631
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	772,407	701,772
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,273,617
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,429,054	1,292,097
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	2,306,653	2,086,353
MFA Trust Series 2022-NQM2 Class A1144A	4.00	5-25-2067	6,281,044	5,928,691
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	3,897,924
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 19

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31%	9-15-2049	$4,610,000	$4,066,073
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	5,850,641
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	9,259,762
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,897,333	2,639,695
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,508,615	1,301,169
OBX Trust Series 2022-NQM7 Class A1144A	5.11	8-25-2062	4,610,424	4,522,571
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	6.38	1-15-2036	5,600,000	5,446,701
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	7.67	10-19-2036	6,165,000	6,190,045
PRPM LLC Series 2024-2 Class A1144A	7.03	3-25-2029	12,907,119	12,914,645
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	10,068,583	10,122,975
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,433,360
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	622,505	576,093
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	7,681,987	7,679,881
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	1,927,000	1,320,566
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	5,745,021	4,528,876
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.56	11-25-2046	4,490,860	3,974,340
SHER Trust Series 2024-DAL Class B (U.S. SOFR 1 Month+2.24%)144A±	7.56	4-15-2037	8,860,000	8,816,222
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,943,481	1,644,946
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.71	11-25-2060	1,040,797	1,030,784
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	570,540	543,699
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,402,626
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,065,378
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	7,332,495	6,812,714
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	2,101,369	1,797,769
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,045,047
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.21	2-15-2032	2,160,072	2,153,348
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,607,693	1,434,307
Verus Securitization Trust Series 2022-4 Class A1144A	4.47	4-25-2067	3,752,211	3,638,515
VM Master Issuer LLC Series 2022-1 Class B144A±±	6.88	5-24-2025	6,642,518	6,615,394
Total non-agency mortgage-backed securities (Cost $418,919,114)				402,799,329
U.S. Treasury securities: 11.84%
U.S. Treasury Bonds	1.88	11-15-2051	36,315,000	20,706,643
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	34,718,101
See accompanying notes to portfolio of investments
20 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2049	$32,945,000	$24,631,535
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	50,371,076
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	37,663,500
U.S. Treasury Bonds	4.00	11-15-2052	13,110,000	11,772,370
U.S. Treasury Bonds##	4.25	2-15-2054	155,010,000	145,394,536
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	58,085,499
U.S. Treasury Bonds	4.63	5-15-2054	10,085,000	10,072,394
U.S. Treasury Bonds	4.75	11-15-2043	3,270,000	3,278,175
U.S. Treasury Bonds	4.75	11-15-2053	53,020,000	54,014,125
U.S. Treasury Notes	4.00	1-31-2029	26,415,000	25,836,140
U.S. Treasury Notes	4.13	3-31-2029	159,455,000	156,751,740
U.S. Treasury Notes	4.38	5-15-2034	30,710,000	30,436,489
U.S. Treasury Notes	4.63	4-30-2031	33,825,000	34,073,403
U.S. Treasury Notes	4.63	5-31-2031	51,300,000	51,692,766
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	9,506,619
U.S. Treasury STRIPS¤	0.00	5-15-2044	12,985,000	4,905,000
Total U.S. Treasury securities (Cost $792,476,490)				763,910,111
Yankee corporate bonds and notes: 8.04%
Basic materials: 0.40%
Chemicals: 0.32%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	7,175,000	6,709,168
OCI NV144A	6.70	3-16-2033	13,955,000	13,796,162
				20,505,330
Mining: 0.08%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	5,000,000	5,357,771
Communications: 0.54%
Internet: 0.17%
Prosus NV144A	3.83	2-8-2051	3,000,000	1,897,449
Prosus NV144A	4.03	8-3-2050	10,105,000	6,644,955
Prosus NV144A	4.99	1-19-2052	3,000,000	2,268,259
				10,810,663
Telecommunications: 0.37%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	5,000,000	3,738,110
Nokia OYJ	6.63	5-15-2039	4,845,000	4,692,317
Rogers Communications, Inc.	4.55	3-15-2052	11,975,000	9,753,631
Telefonica Emisiones SA	5.21	3-8-2047	6,485,000	5,774,966
				23,959,024
Consumer, cyclical: 0.39%
Airlines: 0.13%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,310,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	4,750,000	4,320,079
				8,630,079
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 21

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.15%
Nissan Motor Co. Ltd.144A	3.52%	9-17-2025	$10,000,000	$9,685,363
Entertainment: 0.11%
Genm Capital Labuan Ltd.144A	3.88	4-19-2031	7,810,000	6,814,711
Consumer, non-cyclical: 0.37%
Agriculture: 0.11%
Viterra Finance BV144A	4.90	4-21-2027	7,615,000	7,480,234
Pharmaceuticals: 0.26%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,188,367
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	9,185,000	8,781,129
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	6,000,000	6,586,608
				16,556,104
Energy: 0.74%
Oil & gas: 0.40%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	4,895,000	5,004,438
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	4,950,000	4,670,365
Petroleos Mexicanos	6.70	2-16-2032	2,650,000	2,220,251
QatarEnergy144A	3.13	7-12-2041	6,000,000	4,392,552
Woodside Finance Ltd.144A	3.65	3-5-2025	9,570,000	9,414,325
				25,701,931
Pipelines: 0.34%
Enbridge, Inc.	5.95	4-5-2054	9,700,000	9,654,630
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	13,200,000	12,301,196
				21,955,826
Financial: 4.54%
Banks: 2.95%
ABN AMRO Bank NV144A	4.75	7-28-2025	1,800,000	1,772,464
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	6,100,000	5,886,500
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	6,050,000	5,720,481
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.97%)144Aʊ±	6.75	9-27-2024	1,565,000	1,554,491
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	3,050,000	2,700,870
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	1,700,000	1,758,713
Banco Santander SA (1 Year Treasury Constant Maturity+0.45%)±	5.74	6-30-2024	9,000,000	8,994,201
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	8,345,000	8,245,052
See accompanying notes to portfolio of investments
22 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Barclays PLC (U.S. SOFR+1.74%)±	5.69%	3-12-2030	$8,440,000	$8,434,554
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	1,800,000	1,684,046
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	5,000,000	5,073,560
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,400,000	5,526,166
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	13,900,000	13,915,019
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	20,000,000	19,302,435
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	10,845,000	10,778,774
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	16,145,000	16,296,810
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	7,550,000	7,496,381
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	4,420,000	3,669,673
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	8,835,000	7,411,581
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	13,500,000	13,509,011
NatWest Markets PLC144A	1.60	9-29-2026	4,000,000	3,662,100
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	15,800,000	14,439,345
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	4,480,000	4,392,999
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,603,115
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	8,695,000	7,409,383
UBS Group AG (U.S. SOFR+3.70%)144A±	6.44	8-11-2028	4,200,000	4,304,230
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	3,000,000	2,817,450
				190,359,404
Diversified financial services: 0.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	11,015,000	10,249,192
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	3,000,000	2,906,294
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	2,515,000	2,491,027
CI Financial Corp.	4.10	6-15-2051	7,220,000	4,542,338
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	1,000,000	1,015,364
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	118,675
				21,322,890
Insurance: 0.59%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	17,600,000	18,180,008
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.59%)144A±	5.95	4-16-2054	5,000,000	4,974,766
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.60%)144A±	2.90	9-16-2051	2,000,000	1,649,214
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 23

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
RenaissanceRe Holdings Ltd.	5.75%	6-5-2033	$7,910,000	$7,852,122
Sompo International Holdings Ltd.	7.00	7-15-2034	1,330,000	1,440,893
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity+3.58%)144A±	5.00	4-2-2049	3,900,000	3,745,404
				37,842,407
Private equity: 0.45%
Brookfield Finance, Inc.	3.63	2-15-2052	3,625,000	2,532,736
Brookfield Finance, Inc.	5.97	3-4-2054	4,020,000	4,018,651
Brookfield Finance, Inc.	6.35	1-5-2034	21,365,000	22,367,173
				28,918,560
Savings & loans: 0.22%
Nationwide Building Society144A	4.85	7-27-2027	11,630,000	11,460,962
Nationwide Building Society (USD ICE Swap Rate 11:00am NY 5 Year+1.85%)144A±	4.13	10-18-2032	3,000,000	2,782,757
				14,243,719
Government securities: 0.15%
Multi-national: 0.15%
African Export-Import Bank144A	3.80	5-17-2031	2,600,000	2,207,296
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	7,760,000	7,355,750
				9,563,046
Industrial: 0.14%
Engineering & construction: 0.06%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	3,620,000	3,651,444
Trucking & leasing: 0.08%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,245,000	5,223,819
Technology: 0.50%
Semiconductors: 0.50%
Renesas Electronics Corp.144A	2.17	11-25-2026	15,635,000	14,362,029
SK Hynix, Inc.144A	5.50	1-16-2027	18,290,000	18,193,438
				32,555,467
Utilities: 0.27%
Electric: 0.27%
Comision Federal de Electricidad144A	3.35	2-9-2031	10,565,000	8,806,107
Comision Federal de Electricidad144A	3.88	7-26-2033	10,985,000	8,908,955
				17,715,062
Total yankee corporate bonds and notes (Cost $534,007,400)				518,852,854
Yankee government bonds: 1.78%
Argentina: 0.05%
Argentinaøø	0.75	7-9-2030	1,703,981	969,582
Argentina	1.00	7-9-2029	206,310	120,040
See accompanying notes to portfolio of investments
24 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Argentina(continued)
Argentinaøø	3.63%	7-9-2035	$1,817,118	$797,469
Provincia de Cordoba144A	6.88	12-10-2025	1,187,564	1,110,372
				2,997,463
Benin: 0.08%
Benin144A	7.96	2-13-2038	5,600,000	5,236,638
Bermuda: 0.14%
Bermuda144A	3.38	8-20-2050	7,024,000	4,635,840
Bermuda144A	5.00	7-15-2032	4,320,000	4,131,216
				8,767,056
Colombia: 0.11%
Colombia	3.13	4-15-2031	4,800,000	3,757,242
Colombia	8.00	11-14-2035	3,500,000	3,568,386
				7,325,628
Dominican Republic: 0.05%
Dominican Republic144A	4.50	1-30-2030	1,000,000	908,619
Dominican Republic144A	4.88	9-23-2032	1,800,000	1,610,800
Dominican Republic144A	5.50	2-22-2029	800,000	769,515
				3,288,934
Israel: 0.20%
Israel	5.75	3-12-2054	14,200,000	12,830,268
Ivory Coast: 0.15%
Ivory Coast144A	8.25	1-30-2037	9,720,000	9,464,850
Kenya: 0.11%
Kenya144A	7.00	5-22-2027	5,000,000	4,815,530
Kenya144A	8.25	2-28-2048	2,500,000	2,084,500
				6,900,030
Mexico: 0.29%
Mexico	6.00	5-7-2036	7,255,000	7,119,162
Mexico	6.35	2-9-2035	11,700,000	11,812,687
				18,931,849
Oman: 0.03%
Oman144A	6.25	1-25-2031	1,700,000	1,741,888
Panama: 0.35%
Panama	4.50	1-19-2063	21,835,000	13,681,076
Panama	6.40	2-14-2035	9,785,000	9,195,664
				22,876,740
Paraguay: 0.06%
Paraguay144A	5.40	3-30-2050	4,550,000	3,898,186
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 25

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Romania: 0.15%
Romania144A	6.38%	1-30-2034	$9,410,000	$9,374,750
Senegal: 0.01%
Senegal144A	6.25	5-23-2033	750,000	631,980
Ukraine: 0.00%
Ukraine144A†	7.38	9-25-2034	1,200,000	320,045
Total yankee government bonds (Cost $121,400,470)				114,586,305

	Yield	Shares
Short-term investments: 6.55%
Investment companies: 3.23%
Allspring Government Money Market Fund Select Class♠∞##	5.24	208,365,053	208,365,053

				Principal
U.S. Treasury securities: 3.32%
U.S. Treasury Bills☼		3.84	6-11-2024	$65,000,000	64,923,885
U.S. Treasury Bills☼		4.84	7-5-2024	150,000,000	149,296,751
					214,220,636
Total short-term investments (Cost $422,586,815)					422,585,689
Total investments in securities (Cost $6,852,997,187)	103.80%				6,696,549,963
Other assets and liabilities, net	(3.80)				(244,845,174)
Total net assets	100.00%				$6,451,704,789

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

†	Non-income-earning security
##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

See accompanying notes to portfolio of investments
26 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AUD	Australian dollar
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$237,608,541	$2,716,236,803	$(2,745,480,291)	$0	$0	$208,365,053	208,365,053	$6,111,102
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	20,300,939	AUD	31,000,000	Morgan Stanley, Inc.	6-28-2024	$0	$(339,313)
USD	1,248,823	AUD	1,900,000	Morgan Stanley, Inc.	6-28-2024	0	(16,225)
USD	405,572,179	EUR	372,117,000	Citibank N.A.	6-28-2024	1,384,681	0
EUR	4,870,000	USD	5,328,937	Citibank N.A.	6-28-2024	0	(39,221)
USD	4,455,469	EUR	4,100,000	Citibank N.A.	6-28-2024	2,115	0
USD	18,683,785	EUR	17,250,000	Citibank N.A.	6-28-2024	0	(52,887)
USD	4,830,274	EUR	4,450,000	Citibank N.A.	6-28-2024	0	(3,244)
EUR	25,800,000	USD	27,586,279	Citibank N.A.	6-28-2024	437,266	0
USD	6,360,495	EUR	5,900,000	Citibank N.A.	6-28-2024	0	(47,990)
USD	42,759,167	GBP	33,620,000	Citibank N.A.	6-28-2024	0	(86,247)
USD	8,276,905	GBP	6,500,000	Citibank N.A.	6-28-2024	0	(6,711)
USD	1,889,020	GBP	1,500,000	Citibank N.A.	6-28-2024	0	(22,583)
JPY	695,000,000	USD	4,675,161	Citibank N.A.	6-28-2024	0	(239,737)
USD	10,383,996	MYR	49,000,000	Morgan Stanley, Inc.	6-28-2024	0	(41,412)
USD	1,917,404	MYR	9,100,000	Morgan Stanley, Inc.	6-28-2024	0	(18,743)
						$1,824,062	$(914,313)
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 27

Portfolio of investments—May 31, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	135	9-19-2024	$14,718,430	$14,687,578	$0	$(30,852)
Ultra Long Term U.S. Treasury Bond	289	9-19-2024	36,032,334	35,384,437	0	(647,897)
2-Year U.S. Treasury Notes	3,053	9-30-2024	622,514,829	621,905,644	0	(609,185)
5-Year U.S. Treasury Notes	5,275	9-30-2024	559,859,024	558,078,516	0	(1,780,508)
Short
10-Year Euro BUND Index	(631)	9-6-2024	(88,930,333)	(88,992,911)	0	(62,578)
2-Year Euro SCHATZ	(357)	9-6-2024	(40,761,629)	(40,766,045)	0	(4,416)
5-Year Euro-BOBL Futures	(808)	9-6-2024	(101,137,185)	(101,164,714)	0	(27,529)
Ultra 10-Year U.S. Treasury Notes	(860)	9-19-2024	(96,560,413)	(96,346,875)	213,538	0
					$213,538	$(3,162,965)
See accompanying notes to portfolio of investments
28 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses
Allspring Core Plus Bond Fund | 29

Notes to portfolio of investments—May 31, 2024 (unaudited)
on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
30 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,959,161,405	$0	$1,959,161,405
Asset-backed securities	0	653,048,703	8,563,079	661,611,782
Corporate bonds and notes	0	1,330,900,872	0	1,330,900,872
Foreign corporate bonds and notes	0	295,648,657	0	295,648,657
Foreign government bonds	0	181,780,158	0	181,780,158
Investment companies	20,502,411	0	0	20,502,411
Loans	0	18,619,750	0	18,619,750
Municipal obligations	0	5,590,640	0	5,590,640
Non-agency mortgage-backed securities	0	402,799,329	0	402,799,329
U.S. Treasury securities	749,498,492	14,411,619	0	763,910,111
Yankee corporate bonds and notes	0	518,852,854	0	518,852,854
Yankee government bonds	0	114,586,305	0	114,586,305
Short-term investments
Investment companies	208,365,053	0	0	208,365,053
U.S. Treasury securities	214,220,636	0	0	214,220,636
	1,192,586,592	5,495,400,292	8,563,079	6,696,549,963
Forward foreign currency contracts	0	1,824,062	0	1,824,062
Futures contracts	213,538	0	0	213,538
Total assets	$1,192,800,130	$5,497,224,354	$8,563,079	$6,698,587,563
Liabilities
Forward foreign currency contracts	$0	$914,313	$0	$914,313
Futures contracts	3,162,965	0	0	3,162,965
Total liabilities	$3,162,965	$914,313	$0	$4,077,278
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of May 31, 2024, $18,566,000 was segregated as cash collateral for these open futures contracts. The Fund also had $2,160,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Core Plus Bond Fund | 31